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                                                      JOHN M. RICHARDS
                                                      ASSISTANT GENERAL COUNSEL

MetLife Insurance Company USA
11225 North Community Road
Charlotte, NC 28277

                                        September 8, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  MetLife Investors USA Separate Account A
          File No. 811-03365
          ---------------------------------------

Commissioners:

The Semi-Annual Reports dated June 30, 2015 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of MetLife Investors USA Separate Account A of MetLife Insurance Company USA pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of The Alger Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0000832566, File No. 811-05550.

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 002-86838.

The Semi-Annual Reports for certain series of BlackRock Variable Series Funds, Inc. portfolios are incorporated by reference as filed on Form N-CSRS, CIK
No. 0000355916, File No. 811-03290.

The Semi-Annual Reports for certain series of Deutsche Variable Series I portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-04257.

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MetLife Investors USA Separate Account A
File No. 811-03365 - Page 2

The Semi-Annual Reports for certain portfolios of Federated Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000912577, File
No. 811-08042.

The Semi-Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-Annual Reports for certain series of Ivy Funds Variable Insurance Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0000052858, File No. 811-01028.

The Semi-Annual Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK
No. 0001176343, File No 811-21128.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSRS, CIK
No. 0000874835, File No 811-06310.

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File
No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain series of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-Annual Reports for certain series of Neuberger Berman Equity Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000044402, File
No. 811-00582.

The Semi-Annual Reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000752737, File No. 811-04108.

The Semi-Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

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MetLife Investors USA Separate Account A
File No. 811-03365 - Page 3

The Semi-Annual Reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

The Semi-Annual Report of T. Rowe Price Growth Stock Fund, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000080257, File No. 811-00579.

The Semi-Annual Reports for certain series of T. Rowe Price International Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000313212, File No. 811-02958.

The Semi-Annual Report of T. Rowe Price Prime Reserve Fund, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000316968, File No. 811-02603.

The Semi-Annual Report of the 1919 Socially Responsive Balanced Fund of Trust for Advised Portfolios is incorporated by reference as filed on Form N-CSRS, CIK No. 0001261788, File No. 811-21422.

The Semi-Annual Reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

The Semi-Annual Reports for certain series of Van Eck VIP Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000811976, File No. 811-05083.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-Annual Report of the FundsManager 60% Portfolio of Variable Insurance Products Fund IV is incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

                                         Sincerely,

                                         /s/ John M. Richards
                                         -----------------------------------
                                         John M. Richards
                                         Assistant General Counsel
                                         Metropolitan Life Insurance Company